Quarterly Holdings Report
for
Fidelity® Small-Mid Multifactor ETF
October 31, 2023
SFE-NPRT1-1223
1.9892236.104
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 0.5%
Cogent Communications Group, Inc.	3,357	218,138
EchoStar Holding Corp. Class A (a)	8,321	115,329
Iridium Communications, Inc.	5,710	211,556
		545,023
Entertainment - 0.4%
Madison Square Garden Sports Corp.	1,070	179,910
Playtika Holding Corp. (a)	14,293	120,061
TKO Group Holdings, Inc.	2,347	192,407
		492,378
Interactive Media & Services - 0.5%
Shutterstock, Inc.	3,775	153,567
Yelp, Inc. (a)	4,794	202,259
Ziff Davis, Inc. (a)	3,017	182,408
		538,234
Media - 1.3%
Integral Ad Science Holding Corp. (a)	8,395	96,375
News Corp. Class A	18,664	385,972
Nexstar Broadcasting Group, Inc. Class A	1,657	232,113
Scholastic Corp.	3,887	143,430
TEGNA, Inc.	13,377	194,100
The New York Times Co. Class A	7,265	292,852
Thryv Holdings, Inc. (a)	6,394	111,447
		1,456,289
Wireless Telecommunication Services - 0.1%
Spok Holdings, Inc. (b)	10,832	161,505
TOTAL COMMUNICATION SERVICES		3,193,429
CONSUMER DISCRETIONARY - 13.7%
Automobile Components - 1.3%
Autoliv, Inc.	2,923	267,893
BorgWarner, Inc.	8,310	306,639
Dorman Products, Inc. (a)	1,949	121,189
Gentex Corp.	8,809	252,642
Lear Corp.	2,136	277,167
Patrick Industries, Inc.	1,856	139,478
Standard Motor Products, Inc.	3,507	122,500
		1,487,508
Automobiles - 0.4%
Harley-Davidson, Inc.	6,215	166,873
Thor Industries, Inc.	2,258	198,546
Winnebago Industries, Inc.	2,397	138,906
		504,325
Broadline Retail - 0.1%
Dillard's, Inc. Class A	423	131,320
Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. (a)	3,577	185,289
Duolingo, Inc. (a)	1,469	214,547
Frontdoor, Inc. (a)	4,961	143,522
Graham Holdings Co.	280	162,042
Grand Canyon Education, Inc. (a)	1,759	208,142
H&R Block, Inc.	6,857	281,480
Perdoceo Education Corp.	9,668	174,894
Service Corp. International	5,329	290,004
Strategic Education, Inc.	2,019	166,184
Stride, Inc. (a)	3,869	212,718
		2,038,822
Hotels, Restaurants & Leisure - 2.4%
Bloomin' Brands, Inc.	6,656	155,351
Boyd Gaming Corp.	3,466	191,497
Choice Hotels International, Inc.	1,518	167,739
Churchill Downs, Inc.	2,492	273,721
Chuy's Holdings, Inc. (a)	3,243	109,159
Hyatt Hotels Corp. Class A (b)	2,107	215,841
Jack in the Box, Inc.	1,699	107,343
Monarch Casino & Resort, Inc.	1,958	117,852
Texas Roadhouse, Inc. Class A	2,600	264,004
Travel+Leisure Co.	4,824	164,161
Vail Resorts, Inc.	1,434	304,367
Wendy's Co.	9,208	175,136
Wingstop, Inc.	1,386	253,319
Wyndham Hotels & Resorts, Inc.	3,509	254,052
		2,753,542
Household Durables - 2.7%
Beazer Homes U.S.A., Inc. (a)	4,132	99,953
Cavco Industries, Inc. (a)	596	148,708
Century Communities, Inc.	2,227	136,961
Ethan Allen Interiors, Inc.	3,712	97,477
Green Brick Partners, Inc. (a)	2,836	109,753
Installed Building Products, Inc.	1,295	144,613
KB Home	4,045	178,789
La-Z-Boy, Inc.	4,397	128,568
M.D.C. Holdings, Inc.	3,709	140,757
M/I Homes, Inc. (a)	1,858	152,486
Meritage Homes Corp.	1,656	188,817
Mohawk Industries, Inc. (a)	2,321	186,562
Skyline Champion Corp. (a)	3,007	176,300
Taylor Morrison Home Corp. (a)	5,006	191,830
Tempur Sealy International, Inc.	6,484	258,906
Toll Brothers, Inc.	3,863	273,153
TopBuild Corp. (a)	1,144	261,701
TRI Pointe Homes, Inc. (a)	6,122	153,417
		3,028,751
Leisure Products - 0.7%
Brunswick Corp.	3,007	208,896
Malibu Boats, Inc. Class A (a)	2,512	109,573
MasterCraft Boat Holdings, Inc. (a)	4,476	91,489
Polaris, Inc.	2,099	181,396
Sturm, Ruger & Co., Inc.	2,468	136,604
Vista Outdoor, Inc. (a)	5,122	128,665
		856,623
Specialty Retail - 2.9%
Abercrombie & Fitch Co. Class A (a)	4,082	248,267
Academy Sports & Outdoors, Inc.	3,771	169,092
Asbury Automotive Group, Inc. (a)	1,008	192,901
AutoNation, Inc. (a)	1,446	188,096
Dick's Sporting Goods, Inc.	2,236	239,140
Five Below, Inc. (a)	1,882	327,430
Group 1 Automotive, Inc.	764	192,780
Haverty Furniture Companies, Inc.	3,650	95,083
Murphy U.S.A., Inc.	852	309,012
Penske Automotive Group, Inc. (b)	1,215	173,842
The Aaron's Co., Inc.	9,496	70,365
The Buckle, Inc.	3,835	129,508
Upbound Group, Inc.	4,651	121,205
Urban Outfitters, Inc. (a)	4,479	155,063
Valvoline, Inc.	6,386	189,473
Williams-Sonoma, Inc. (b)	2,342	351,862
Winmark Corp.	379	152,858
		3,305,977
Textiles, Apparel & Luxury Goods - 1.4%
Crocs, Inc. (a)	2,559	228,570
Deckers Outdoor Corp. (a)	823	491,380
Kontoor Brands, Inc.	3,559	165,316
Ralph Lauren Corp.	1,821	204,917
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	5,240	252,673
Tapestry, Inc.	8,130	224,063
		1,566,919
TOTAL CONSUMER DISCRETIONARY		15,673,787
CONSUMER STAPLES - 3.9%
Beverages - 0.6%
Coca-Cola Bottling Co. Consolidated	282	179,468
Molson Coors Beverage Co. Class B	6,281	362,853
The Vita Coco Co., Inc. (a)	5,601	151,787
		694,108
Consumer Staples Distribution & Retail - 0.7%
Casey's General Stores, Inc.	1,377	374,420
Ingles Markets, Inc. Class A	1,798	144,236
Sprouts Farmers Market LLC (a)	5,600	235,312
		753,968
Food Products - 1.7%
Cal-Maine Foods, Inc. (b)	3,519	159,446
Campbell Soup Co.	7,398	298,953
Flowers Foods, Inc.	9,406	206,274
Hostess Brands, Inc. Class A (a)	8,303	277,320
Ingredion, Inc.	2,638	246,864
John B. Sanfilippo & Son, Inc.	1,343	137,335
Lancaster Colony Corp.	1,102	186,425
Seaboard Corp.	39	136,771
Sovos Brands, Inc. (a)	7,921	171,965
Tootsie Roll Industries, Inc.	3,978	123,756
		1,945,109
Household Products - 0.2%
WD-40 Co. (b)	855	180,747
Personal Care Products - 0.6%
BellRing Brands, Inc. (a)	6,535	285,776
elf Beauty, Inc. (a)	2,123	196,653
Inter Parfums, Inc.	1,251	159,015
USANA Health Sciences, Inc. (a)	2,107	95,974
		737,418
Tobacco - 0.1%
Vector Group Ltd.	12,401	127,482
TOTAL CONSUMER STAPLES		4,438,832
ENERGY - 5.8%
Energy Equipment & Services - 1.1%
Cactus, Inc.	3,978	186,727
Championx Corp.	8,134	250,527
TechnipFMC PLC	17,183	369,778
Tidewater, Inc. (a)	3,112	212,705
Weatherford International PLC (a)	3,021	281,225
		1,300,962
Oil, Gas & Consumable Fuels - 4.7%
Ardmore Shipping Corp.	9,724	129,232
California Resources Corp.	4,004	210,570
Chesapeake Energy Corp.	3,967	341,479
Chord Energy Corp.	1,774	293,278
Civitas Resources, Inc.	2,874	216,786
CNX Resources Corp. (a)	9,731	211,357
CONSOL Energy, Inc.	2,491	228,898
Crescent Energy, Inc. Class A	11,710	142,628
CVR Energy, Inc.	4,185	137,059
Dorian LPG Ltd. (b)	5,134	164,134
DT Midstream, Inc. (b)	4,631	249,935
Evolution Petroleum Corp.	13,613	87,532
Gulfport Energy Corp. (a)	1,446	178,740
HF Sinclair Corp.	5,446	301,599
International Seaways, Inc.	3,782	181,876
Magnolia Oil & Gas Corp. Class A	9,365	210,244
Par Pacific Holdings, Inc. (a)	5,186	170,205
PBF Energy, Inc. Class A	5,386	255,997
Peabody Energy Corp. (b)	8,552	201,742
Rex American Resources Corp. (a)	3,668	139,421
Scorpio Tankers, Inc.	3,783	212,415
Southwestern Energy Co. (a)	45,170	322,062
Teekay Corp. (a)	20,316	142,821
Teekay Tankers Ltd.	3,363	167,141
Texas Pacific Land Corp.	223	411,647
		5,308,798
TOTAL ENERGY		6,609,760
FINANCIALS - 16.6%
Banks - 4.8%
Amalgamated Financial Corp.	6,945	126,677
Associated Banc-Corp.	10,354	167,838
Axos Financial, Inc. (a)	4,019	144,805
Bancorp, Inc., Delaware (a)	4,351	155,113
Bank OZK	5,492	196,669
Cathay General Bancorp	4,961	168,228
City Holding Co.	1,598	145,066
East West Bancorp, Inc.	5,435	291,425
Enterprise Financial Services Corp.	3,858	134,143
Esquire Financial Holdings, Inc.	2,574	117,889
First Citizens Bancshares, Inc.	361	498,447
First Commonwealth Financial Corp.	10,960	133,493
First Financial Corp., Indiana	3,463	119,162
FNB Corp., Pennsylvania	18,157	194,098
Fulton Financial Corp.	12,542	162,921
Hanmi Financial Corp.	7,356	107,986
HomeTrust Bancshares, Inc.	5,410	111,500
Independent Bank Corp.	6,401	127,700
International Bancshares Corp.	3,695	161,952
Midland States Bancorp, Inc.	5,665	123,610
New York Community Bancorp, Inc.	26,060	247,049
OFG Bancorp	4,771	141,317
Old Second Bancorp, Inc.	8,413	114,080
Pathward Financial, Inc.	2,992	135,508
Popular, Inc.	3,423	222,632
Preferred Bank, Los Angeles	2,135	127,182
S&T Bancorp, Inc.	4,747	122,283
Synovus Financial Corp.	7,474	194,847
Trustco Bank Corp., New York	4,478	114,323
Univest Corp. of Pennsylvania	6,995	116,537
Webster Financial Corp.	6,913	262,487
WesBanco, Inc.	5,954	145,218
Westamerica Bancorp.	3,113	147,058
		5,479,243
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	1,740	213,602
Artisan Partners Asset Management, Inc.	4,794	158,202
Assetmark Financial Holdings, Inc. (a)	4,649	111,158
BrightSphere Investment Group, Inc.	6,829	106,942
Evercore, Inc. Class A	1,713	222,998
Federated Hermes, Inc.	5,663	179,517
Franklin Resources, Inc.	10,994	250,553
GCM Grosvenor, Inc. Class A	16,363	131,722
Hamilton Lane, Inc. Class A	2,180	183,382
Houlihan Lokey	2,400	241,248
Interactive Brokers Group, Inc.	3,753	300,503
Janus Henderson Group PLC	7,650	176,486
Oppenheimer Holdings, Inc. Class A (non-vtg.)	3,357	117,730
SEI Investments Co.	4,375	234,763
Stifel Financial Corp.	4,440	253,080
Tradeweb Markets, Inc. Class A	4,167	375,072
Victory Capital Holdings, Inc.	4,368	128,681
		3,385,639
Consumer Finance - 1.4%
Ally Financial, Inc.	11,751	284,257
Bread Financial Holdings, Inc.	4,362	117,905
Credit Acceptance Corp. (a)(b)	396	159,362
Enova International, Inc. (a)	2,992	119,321
FirstCash Holdings, Inc.	2,114	230,257
Green Dot Corp. Class A (a)	7,710	86,198
Navient Corp.	9,085	144,542
Nelnet, Inc. Class A	1,651	140,021
OneMain Holdings, Inc.	5,510	197,974
PROG Holdings, Inc. (a)	4,253	116,490
		1,596,327
Financial Services - 2.0%
A-Mark Precious Metals, Inc. (b)	3,665	99,248
Cass Information Systems, Inc.	3,498	132,259
Enact Holdings, Inc.	4,902	135,099
Essent Group Ltd.	4,869	230,012
Euronet Worldwide, Inc. (a)	2,512	193,022
EVERTEC, Inc.	4,552	144,663
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	959	142,469
Jackson Financial, Inc.	5,189	190,488
MGIC Investment Corp.	13,628	229,496
NMI Holdings, Inc. (a)	6,142	167,984
Radian Group, Inc.	8,075	204,621
The Western Union Co.	19,112	215,774
Voya Financial, Inc.	3,991	266,479
		2,351,614
Insurance - 5.4%
American Equity Investment Life Holding Co.	3,760	199,130
American Financial Group, Inc.	2,742	299,865
Amerisafe, Inc.	2,717	138,485
Assurant, Inc.	2,111	314,328
Axis Capital Holdings Ltd.	4,004	228,628
CNO Financial Group, Inc.	7,651	177,350
Employers Holdings, Inc.	3,726	141,588
Erie Indemnity Co. Class A	1,043	288,066
First American Financial Corp.	4,438	228,291
Genworth Financial, Inc. Class A (a)	32,063	192,057
Globe Life, Inc.	3,133	364,556
Hanover Insurance Group, Inc.	1,939	227,270
Kinsale Capital Group, Inc.	836	279,149
Loews Corp.	6,292	402,751
National Western Life Group, Inc.	338	161,868
Old Republic International Corp.	10,627	290,967
Primerica, Inc.	1,403	268,197
Reinsurance Group of America, Inc.	2,420	361,717
RenaissanceRe Holdings Ltd.	1,803	395,921
RLI Corp.	1,848	246,228
Selective Insurance Group, Inc.	2,620	272,768
Siriuspoint Ltd. (a)	13,913	137,043
Unum Group	6,790	332,031
White Mountains Insurance Group Ltd.	139	198,874
		6,147,128
TOTAL FINANCIALS		18,959,951
HEALTH CARE - 10.9%
Biotechnology - 2.9%
ACADIA Pharmaceuticals, Inc. (a)	7,573	170,923
ADMA Biologics, Inc. (a)	36,047	121,839
Akero Therapeutics, Inc. (a)	3,898	46,464
Alkermes PLC (a)	8,480	205,131
Arcellx, Inc. (a)	4,431	156,193
Catalyst Pharmaceutical Partners, Inc. (a)	11,632	144,353
Exelixis, Inc. (a)	13,720	282,495
Ironwood Pharmaceuticals, Inc. Class A (a)	14,998	134,532
Kiniksa Pharmaceuticals Ltd. (a)	7,491	114,238
Krystal Biotech, Inc. (a)	1,541	180,097
Morphic Holding, Inc. (a)	3,164	63,122
Neurocrine Biosciences, Inc. (a)	3,529	391,507
Point Biopharma Global, Inc. (a)	16,672	211,068
Prothena Corp. PLC (a)	2,913	106,208
Repligen Corp. (a)	1,994	268,313
United Therapeutics Corp. (a)	1,650	367,719
Vaxcyte, Inc. (a)	4,397	211,496
Viking Therapeutics, Inc. (a)	11,705	114,826
		3,290,524
Health Care Equipment & Supplies - 3.0%
Atrion Corp.	274	93,703
CONMED Corp. (b)	1,845	179,814
Dentsply Sirona, Inc.	8,154	247,963
Embecta Corp.	7,509	113,536
Envista Holdings Corp. (a)	7,603	176,922
Globus Medical, Inc. (a)	4,074	186,223
Haemonetics Corp. (a)	2,573	219,297
ICU Medical, Inc. (a)	1,228	120,418
Inspire Medical Systems, Inc. (a)	1,162	171,000
Integer Holdings Corp. (a)	2,175	176,545
Integra LifeSciences Holdings Corp. (a)	4,515	162,359
Lantheus Holdings, Inc. (a)	3,383	218,542
LeMaitre Vascular, Inc.	2,666	129,514
Masimo Corp. (a)	2,239	181,650
Merit Medical Systems, Inc. (a)	3,113	213,988
Neogen Corp. (a)	10,781	160,529
Penumbra, Inc. (a)	1,401	267,801
QuidelOrtho Corp. (a)	2,815	171,940
Tactile Systems Technology, Inc. (a)	6,224	67,966
UFP Technologies, Inc. (a)	842	131,285
		3,390,995
Health Care Providers & Services - 2.8%
Addus HomeCare Corp. (a)	1,721	135,787
Amedisys, Inc. (a)	2,140	195,789
AMN Healthcare Services, Inc. (a)	2,204	167,195
Chemed Corp.	597	335,902
Corvel Corp. (a)	814	157,867
Cross Country Healthcare, Inc. (a)	6,665	154,361
DaVita HealthCare Partners, Inc. (a)	2,551	197,014
Encompass Health Corp.	4,144	259,249
Henry Schein, Inc. (a)	4,673	303,652
National Healthcare Corp.	2,443	164,560
National Research Corp. Class A	3,311	139,923
Premier, Inc.	7,382	141,882
Select Medical Holdings Corp.	6,591	149,813
The Ensign Group, Inc.	2,616	252,706
U.S. Physical Therapy, Inc.	1,412	118,763
Universal Health Services, Inc. Class B	2,405	302,765
		3,177,228
Health Care Technology - 0.4%
Computer Programs & Systems, Inc. (a)	5,346	75,325
Doximity, Inc. (a)	6,752	137,943
HealthStream, Inc.	6,096	154,838
Simulations Plus, Inc. (b)	2,949	104,011
		472,117
Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories, Inc. Class A (a)	816	224,628
Bruker Corp.	4,249	242,193
Maravai LifeSciences Holdings, Inc. (a)	13,469	92,397
Medpace Holdings, Inc. (a)	1,071	259,900
		819,118
Pharmaceuticals - 1.1%
Amphastar Pharmaceuticals, Inc. (a)	2,913	131,872
ANI Pharmaceuticals, Inc. (a)	2,756	170,155
Assertio Holdings, Inc. (a)	25,509	54,844
Corcept Therapeutics, Inc. (a)	6,237	175,135
Innoviva, Inc. (a)	10,992	136,411
Organon & Co.	12,129	179,388
Phibro Animal Health Corp. Class A	9,045	98,771
Prestige Brands Holdings, Inc. (a)	3,077	182,651
Supernus Pharmaceuticals, Inc. (a)	5,322	126,930
		1,256,157
TOTAL HEALTH CARE		12,406,139
INDUSTRIALS - 20.1%
Aerospace & Defense - 1.4%
AAR Corp. (a)	2,169	128,752
BWX Technologies, Inc.	3,355	249,209
Curtiss-Wright Corp.	1,314	261,236
Hexcel Corp.	3,185	197,215
Huntington Ingalls Industries, Inc.	1,302	286,206
Moog, Inc. Class A	1,424	165,255
National Presto Industries, Inc.	1,158	86,561
Woodward, Inc.	2,070	258,129
		1,632,563
Air Freight & Logistics - 0.2%
Forward Air Corp.	1,369	88,177
Hub Group, Inc. Class A (a)	1,702	117,013
		205,190
Building Products - 3.0%
A.O. Smith Corp.	4,046	282,249
AAON, Inc.	2,724	148,404
Allegion PLC	2,838	279,146
Builders FirstSource, Inc. (a)	3,599	390,563
Carlisle Companies, Inc.	1,498	380,627
CSW Industrials, Inc.	813	144,112
Fortune Brands Home & Security, Inc.	4,220	235,476
Gibraltar Industries, Inc. (a)	1,864	113,443
Lennox International, Inc.	988	366,094
Masonite International Corp. (a)	1,363	107,868
Owens Corning	2,708	307,006
PGT Innovations, Inc. (a)	4,588	137,365
Simpson Manufacturing Co. Ltd.	1,532	204,032
Tecnoglass, Inc.	2,305	75,327
UFP Industries, Inc.	2,277	216,702
		3,388,414
Commercial Services & Supplies - 1.4%
Brady Corp. Class A	2,704	139,148
Clean Harbors, Inc. (a)	1,669	256,475
CoreCivic, Inc. (a)	11,336	143,967
Ennis, Inc.	4,392	93,813
MSA Safety, Inc.	1,323	208,875
Rollins, Inc.	7,490	281,699
Tetra Tech, Inc.	1,737	262,131
The Brink's Co.	2,228	148,964
The GEO Group, Inc. (a)	14,570	127,342
		1,662,414
Construction & Engineering - 1.7%
AECOM	4,195	321,127
API Group Corp. (a)	7,693	199,018
Arcosa, Inc.	2,227	153,819
Comfort Systems U.S.A., Inc.	1,302	236,769
EMCOR Group, Inc.	1,494	308,735
MasTec, Inc. (a)	2,129	126,548
MDU Resources Group, Inc.	8,657	161,107
MYR Group, Inc. (a)	964	111,660
Sterling Construction Co., Inc. (a)	2,067	150,581
Valmont Industries, Inc.	818	161,072
		1,930,436
Electrical Equipment - 1.8%
Acuity Brands, Inc.	1,254	203,110
Atkore, Inc. (a)	1,475	183,313
Encore Wire Corp.	929	166,133
EnerSys	1,739	148,824
Hubbell, Inc. Class B	1,538	415,414
nVent Electric PLC	5,441	261,875
Powell Industries, Inc.	1,216	93,206
Regal Rexnord Corp.	2,085	246,885
Sensata Technologies, Inc. PLC	5,626	179,357
Thermon Group Holdings, Inc. (a)	3,988	106,440
		2,004,557
Ground Transportation - 0.8%
Knight-Swift Transportation Holdings, Inc. Class A	5,171	252,810
Landstar System, Inc.	1,254	206,634
Saia, Inc. (a)	817	292,886
Schneider National, Inc. Class B	3,457	87,566
Werner Enterprises, Inc.	3,149	114,372
		954,268
Machinery - 5.0%
AGCO Corp.	2,143	245,716
Alamo Group, Inc.	703	112,691
Albany International Corp. Class A	1,609	131,310
Allison Transmission Holdings, Inc.	3,600	181,512
Barnes Group, Inc.	3,314	68,898
Donaldson Co., Inc.	4,168	240,327
ESAB Corp.	2,383	150,844
ESCO Technologies, Inc.	1,427	138,733
Federal Signal Corp.	2,821	163,731
Flowserve Corp.	5,245	192,596
Franklin Electric Co., Inc.	1,762	152,801
Graco, Inc.	5,033	374,204
ITT, Inc.	2,776	259,140
Kadant, Inc.	663	145,860
Lincoln Electric Holdings, Inc.	1,800	314,640
Middleby Corp. (a)	1,880	212,196
Mueller Industries, Inc.	4,816	181,611
Mueller Water Products, Inc. Class A	8,836	109,301
Nordson Corp.	1,615	343,333
Pentair PLC	5,109	296,935
Snap-On, Inc.	1,551	400,065
SPX Technologies, Inc. (a)	2,006	160,721
Standex International Corp.	852	122,322
Tennant Co.	1,445	107,248
Terex Corp.	2,935	134,423
Timken Co.	2,586	178,744
Toro Co.	3,290	265,964
Wabash National Corp.	4,553	94,202
Watts Water Technologies, Inc. Class A	1,089	188,408
		5,668,476
Marine Transportation - 0.1%
Matson, Inc.	1,694	147,463
Professional Services - 3.0%
Booz Allen Hamilton Holding Corp. Class A	3,760	450,937
CACI International, Inc. Class A (a)	767	249,091
CBIZ, Inc. (a)	2,688	139,668
Concentrix Corp.	2,061	157,069
Exponent, Inc.	2,122	155,521
FTI Consulting, Inc. (a)	1,252	265,750
Heidrick & Struggles International, Inc.	3,416	83,145
Huron Consulting Group, Inc. (a)	1,265	125,690
ICF International, Inc.	1,076	136,361
Insperity, Inc.	1,706	180,563
KBR, Inc.	4,518	262,722
Kforce, Inc.	1,835	112,008
Manpower, Inc.	2,227	155,823
Maximus, Inc.	2,457	183,587
Resources Connection, Inc.	5,905	79,540
Robert Half, Inc.	3,622	270,817
Science Applications International Corp.	1,934	211,270
TriNet Group, Inc. (a)	1,613	165,736
		3,385,298
Trading Companies & Distributors - 1.7%
Applied Industrial Technologies, Inc.	1,483	227,655
BlueLinx Corp. (a)	1,189	84,550
Boise Cascade Co.	1,678	157,313
Core & Main, Inc. (a)	4,674	140,594
GMS, Inc. (a)	2,076	121,404
McGrath RentCorp.	1,432	144,059
MSC Industrial Direct Co., Inc. Class A	1,925	182,394
Rush Enterprises, Inc. Class A	3,358	119,478
SiteOne Landscape Supply, Inc. (a)	1,568	216,023
Textainer Group Holdings Ltd.	3,009	147,802
Watsco, Inc.	1,015	354,123
		1,895,395
TOTAL INDUSTRIALS		22,874,474
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 0.7%
Ciena Corp. (a)	5,998	253,116
Harmonic, Inc. (a)	12,189	131,519
Juniper Networks, Inc.	11,155	300,293
NetScout Systems, Inc. (a)	5,240	114,389
		799,317
Electronic Equipment, Instruments & Components - 3.6%
Advanced Energy Industries, Inc.	1,737	151,571
Arrow Electronics, Inc. (a)	2,123	240,769
Avnet, Inc.	4,386	203,203
Badger Meter, Inc.	1,314	182,055
Bel Fuse, Inc. Class B (non-vtg.)	2,316	125,481
Belden, Inc.	2,158	153,002
Cognex Corp.	6,110	219,899
CTS Corp.	3,008	112,529
ePlus, Inc. (a)	2,388	149,250
Fabrinet (a)	1,706	264,430
Insight Enterprises, Inc. (a)	1,410	202,053
IPG Photonics Corp. (a)	1,675	143,883
Jabil, Inc.	4,062	498,805
Littelfuse, Inc.	983	212,987
Methode Electronics, Inc. Class A	3,943	90,176
Novanta, Inc. (a)	1,439	190,034
OSI Systems, Inc. (a)	1,228	128,044
PC Connection, Inc.	2,250	120,555
Plexus Corp. (a)	1,698	166,947
Sanmina Corp. (a)	3,269	166,294
Vishay Intertechnology, Inc.	6,708	149,186
Vishay Precision Group, Inc. (a)	3,014	90,179
Vontier Corp.	7,094	209,699
		4,171,031
IT Services - 0.6%
Amdocs Ltd.	4,003	320,880
DXC Technology Co. (a)	10,726	216,343
Hackett Group, Inc.	4,916	109,578
		646,801
Semiconductors & Semiconductor Equipment - 2.0%
Allegro MicroSystems LLC (a)	3,922	101,815
Amkor Technology, Inc.	6,014	125,452
Axcelis Technologies, Inc. (a)	1,318	168,045
Cirrus Logic, Inc. (a)	2,576	172,412
Diodes, Inc. (a)	2,228	144,998
Kulicke & Soffa Industries, Inc.	3,184	132,486
Lattice Semiconductor Corp. (a)	4,376	243,349
NVE Corp. (b)	1,387	94,316
Onto Innovation, Inc. (a)	2,008	225,639
PDF Solutions, Inc. (a)	3,041	80,678
Photronics, Inc. (a)	5,414	99,401
Power Integrations, Inc.	2,494	172,909
Rambus, Inc. (a)	4,465	242,583
Universal Display Corp.	1,761	245,096
		2,249,179
Software - 4.0%
ACI Worldwide, Inc. (a)	6,903	140,614
Adeia, Inc.	11,244	94,787
Agilysys, Inc. (a)	1,874	160,770
Altair Engineering, Inc. Class A (a)	2,702	167,848
AppFolio, Inc. (a)	1,033	193,760
Aspen Technology, Inc. (a)	1,206	214,367
Bentley Systems, Inc. Class B	6,698	325,791
Blackbaud, Inc. (a)	2,431	158,987
BlackLine, Inc. (a)	3,246	159,379
Box, Inc. Class A (a)	6,749	167,780
CommVault Systems, Inc. (a)	2,480	162,068
Dolby Laboratories, Inc. Class A	2,565	207,611
DoubleVerify Holdings, Inc. (a)	5,167	143,798
Dropbox, Inc. Class A (a)	10,313	271,232
Dynatrace, Inc. (a)	7,248	324,058
Intapp, Inc. (a)	3,319	113,510
InterDigital, Inc.	1,794	134,999
Manhattan Associates, Inc. (a)	2,011	392,105
Progress Software Corp.	2,703	138,880
Qualys, Inc. (a)	1,535	234,778
SPS Commerce, Inc. (a)	1,471	235,860
Teradata Corp. (a)	4,237	181,005
Workiva, Inc. (a)	2,095	182,454
Yext, Inc. (a)	13,521	81,532
		4,587,973
Technology Hardware, Storage & Peripherals - 0.6%
Pure Storage, Inc. Class A (a)	9,537	322,446
Super Micro Computer, Inc. (a)	1,394	333,821
		656,267
TOTAL INFORMATION TECHNOLOGY		13,110,568
MATERIALS - 5.1%
Chemicals - 2.0%
Axalta Coating Systems Ltd. (a)	9,153	240,083
Balchem Corp.	1,601	186,100
Chase Corp.	1,054	133,921
Hawkins, Inc.	2,717	156,037
Innospec, Inc.	1,621	158,858
Minerals Technologies, Inc.	2,669	144,286
NewMarket Corp.	399	192,378
Olin Corp.	4,777	204,073
Orion SA	6,552	133,006
RPM International, Inc.	4,114	375,485
Sensient Technologies Corp.	2,819	159,048
Westlake Corp.	1,672	192,882
		2,276,157
Construction Materials - 0.2%
Eagle Materials, Inc.	1,457	224,247
Containers & Packaging - 1.2%
Aptargroup, Inc.	2,460	300,784
Berry Global Group, Inc.	4,676	257,180
Graphic Packaging Holding Co.	12,306	264,702
Greif, Inc. Class A	2,278	144,653
Silgan Holdings, Inc.	4,579	183,435
Sonoco Products Co.	4,341	224,907
		1,375,661
Metals & Mining - 1.4%
Alpha Metallurgical Resources	992	218,200
Arch Resources, Inc.	1,315	198,341
ATI, Inc. (a)	5,543	209,359
Commercial Metals Co.	4,768	201,639
Materion Corp.	1,557	150,998
Royal Gold, Inc.	2,553	266,354
Warrior Metropolitan Coal, Inc.	4,183	203,838
Worthington Industries, Inc.	2,258	139,138
		1,587,867
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	3,417	175,224
Sylvamo Corp.	3,104	137,507
		312,731
TOTAL MATERIALS		5,776,663
REAL ESTATE - 6.7%
Equity Real Estate Investment Trusts (REITs) - 6.3%
Agree Realty Corp.	3,657	204,573
American Homes 4 Rent Class A	9,989	327,040
Apartment Income (REIT) Corp.	6,395	186,798
Apartment Investment & Management Co. Class A	14,829	86,898
Armada Hoffler Properties, Inc.	9,361	93,236
Brixmor Property Group, Inc.	11,396	236,923
Broadstone Net Lease, Inc.	10,161	143,778
Camden Property Trust (SBI)	3,399	288,507
COPT Defense Properties (SBI)	6,344	144,643
Cousins Properties, Inc.	7,826	139,851
CubeSmart	7,433	253,391
EastGroup Properties, Inc.	1,588	259,241
EPR Properties	3,909	166,914
Equity Commonwealth	7,343	139,076
Equity Lifestyle Properties, Inc.	5,437	357,755
Essential Properties Realty Trust, Inc.	7,489	164,384
Federal Realty Investment Trust (SBI)	2,676	244,024
First Industrial Realty Trust, Inc.	4,929	208,497
Four Corners Property Trust, Inc.	5,752	122,518
Getty Realty Corp.	4,061	108,104
Highwoods Properties, Inc. (SBI)	6,547	117,126
Independence Realty Trust, Inc.	10,961	135,807
Kimco Realty Corp.	19,416	348,323
Lamar Advertising Co. Class A	3,092	254,379
LXP Industrial Trust (REIT)	16,288	128,838
Medical Properties Trust, Inc. (b)	24,770	118,401
National Health Investors, Inc.	2,710	135,608
NNN (REIT), Inc.	6,635	241,050
Omega Healthcare Investors, Inc.	8,455	279,861
Physicians Realty Trust	12,146	131,906
Piedmont Office Realty Trust, Inc. Class A	17,919	93,358
Potlatch Corp.	3,669	157,217
Regency Centers Corp.	5,095	307,025
Rexford Industrial Realty, Inc.	6,449	278,855
Spirit Realty Capital, Inc.	5,722	205,935
Stag Industrial, Inc.	6,847	227,457
Terreno Realty Corp.	3,318	176,783
		7,214,080
Real Estate Management & Development - 0.4%
Forestar Group, Inc. (a)	3,381	80,299
The RMR Group, Inc.	4,289	96,588
Zillow Group, Inc. Class C (a)	6,731	243,999
		420,886
TOTAL REAL ESTATE		7,634,966
UTILITIES - 2.7%
Electric Utilities - 1.2%
Allete, Inc.	3,238	173,363
Hawaiian Electric Industries, Inc.	5,708	74,090
IDACORP, Inc.	2,249	213,003
OGE Energy Corp.	7,750	265,050
Otter Tail Corp. (b)	2,175	167,345
Pinnacle West Capital Corp.	3,992	296,127
Portland General Electric Co.	4,568	182,811
		1,371,789
Gas Utilities - 0.6%
Chesapeake Utilities Corp.	1,341	118,826
National Fuel Gas Co.	4,178	212,869
New Jersey Resources Corp.	4,680	189,914
ONE Gas, Inc.	2,664	160,906
		682,515
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc. Class C	7,178	155,834
Multi-Utilities - 0.6%
Avista Corp.	4,633	146,820
NiSource, Inc.	13,909	349,950
NorthWestern Energy Corp.	3,364	161,506
		658,276
Water Utilities - 0.2%
Consolidated Water Co., Inc. (b)	5,922	174,817
TOTAL UTILITIES		3,043,231
TOTAL COMMON STOCKS (Cost $117,848,099)		113,721,800

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (c)	148,842	148,871
Fidelity Securities Lending Cash Central Fund 5.40% (c)(d)	1,992,513	1,992,712
TOTAL MONEY MARKET FUNDS (Cost $2,141,583)		2,141,583

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $119,989,682)	115,863,383
NET OTHER ASSETS (LIABILITIES) - (1.7)% (e)	(1,908,767)
NET ASSETS - 100.0%	113,954,616

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	2	Dec 2023	166,840	(20,846)	(20,846)

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $12,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	217,417	1,288,424	1,356,970	2,030	-	-	148,871	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	4,432,050	4,375,591	6,814,929	2,262	-	-	1,992,712	0.0%
Total	4,649,467	5,664,015	8,171,899	4,292	-	-	2,141,583

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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